UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-07723
Investment Company Act File Number

Worldwide Health Sciences Portfolio
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

August 31
Date of Fiscal Year End

May 31, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certification

Item 1. Schedule of Investments

Worldwide Health Sciences Portfolio	as of May 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.52%

			Percentage of
Security	Shares	Value	Net Assets
Major Capitalization - Europe — 12.66%(1)
Merck KGaA Co.	368,000	$35,392,518	3.20%
Novartis AG	846,000	33,853,683	3.06%
Roche Holding AG	264,000	36,148,064	3.26%
Shire PLC ADR	832,600	34,719,420	3.14%

		$140,113,685	12.66%

Major Capitalization - Far East — 4.45%(1)
Shionogi & Co., Ltd.	2,502,600	$49,321,670	4.45%

		$49,321,670	4.45%

Major Capitalization - North America — 40.12%(1)
Abbott Laboratories	745,000	$33,569,700	3.03%
Allergan, Inc.	465,000	20,520,450	1.85%
Amgen, Inc.(2)	692,000	34,558,480	3.12%
Baxter International, Inc.	653,000	33,427,070	3.02%
Biogen Idec, Inc.(2)	1,000,000	51,790,000	4.68%
Bristol-Myers Squibb Co.	2,200,000	43,824,000	3.96%
Covidien, Ltd.	1,000,000	35,720,000	3.23%
Genzyme Corp.(2)	750,000	44,355,000	4.01%
Gilead Sciences, Inc.(2)	1,000,000	43,100,000	3.89%
Johnson & Johnson	605,000	33,371,800	3.02%
Thermo Fisher Scientific, Inc.(2)	586,000	22,801,260	2.06%
Wyeth Corp.	1,050,000	47,103,000	4.25%

		$444,140,760	40.12%

Small & Mid Capitalization - Europe — 3.55%(1)
Elan Corp. PLC ADR(2)	3,800,000	$26,524,000	2.40%
Nobel Biocare Holding AG	550,000	12,728,326	1.15%

		$39,252,326	3.55%

Small & Mid Capitalization - Far East — 5.13%(1)
Nichi-Iko Pharmaceutical Co., Ltd.	672,400	$19,882,967	1.80%
Sawai Pharmaceutical Co., Ltd.	347,800	18,411,219	1.66%
Towa Pharmaceutical Co., Ltd.	416,900	18,499,276	1.67%

		$56,793,462	5.13%

Small & Mid Capitalization - North America — 30.61%(1)
Alexion Pharmaceuticals, Inc.(2)	729,000	$26,608,500	2.40%
Align Technology, Inc.(2)	2,020,000	23,896,600	2.16%
Allos Therapeutics, Inc.(2)	1,692,900	12,324,312	1.11%
BioMarin Pharmaceutical, Inc.(2)	1,302,000	18,201,960	1.64%
Cubist Pharmaceuticals, Inc.(2)	1,135,000	19,363,100	1.75%
Dendreon Corp.(2)	580,000	13,148,600	1.19%
Exelixis, Inc.(2)	291,200	1,616,160	0.15%
Genomic Health, Inc.(2)	663,100	12,864,140	1.16%
Gen-Probe, Inc.(2)	602,300	25,676,049	2.32%
InterMune, Inc.(2)	989,900	11,700,618	1.06%
Masimo Corp.(2)	1,200,000	28,728,000	2.59%
Mylan, Inc.(2)	1,350,000	17,833,500	1.61%
NPS Pharmaceuticals, Inc.(2)	3,230,000	10,723,600	0.97%
Onyx Pharmaceuticals, Inc.(2)	860,000	20,347,600	1.84%
OSI Pharmaceuticals, Inc.(2)	795,000	26,871,000	2.43%
Par Pharmaceutical Cos., Inc.(2)	800,000	10,680,000	0.96%

1

			Percentage of
Security	Shares	Value	Net Assets
United Therapeutics Corp.(2)	300,000	$24,045,000	2.17%
Vertex Pharmaceuticals, Inc.(2)	1,150,000	34,281,500	3.10%

		$338,910,239	30.61%

Total Common Stocks (identified cost $1,129,142,013)		$1,068,532,142

Convertible Preferred Stocks — 1.54%

			Percentage of
Security	Shares	Value	Net Assets
Small & Mid Capitalization - North America — 1.54%(1)
Mylan, Inc., 6.50%	20,000	$17,100,000	1.54%

		$17,100,000	1.54%

Total Convertible Preferred Stocks (identified cost $16,575,000)		$17,100,000

Call Options — 0.00%

	Number of	Strike	Expiration		Percentage of
Description	Contracts	Price	Date	Value	Net Assets
Small & Mid Capitalization - North America — 0.00%(1)
Orchid Cellmark, Inc.(2)(3)	1,600	$21.7	7/24/2011	$0	0.00%
Orchid Cellmark, Inc.(2)(3)	649	23.5	7/24/2011	0	0.00%
Orchid Cellmark, Inc.(2)(3)	649	8.05	9/29/2011	13	0.00%

				$13	0.00%

Total Call Options (identified cost $0)				$13

Short-Term Investments — 0.90%

	Interest		Percentage of
Description	(000’s omitted)	Value	Net Assets
Cash Management Portfolio, 0.03%(4)	$10,019	$10,019,060	0.90%

Total Short-Term Investments (identified cost $10,019,060)		$10,019,060

Total Investments (identified cost $1,155,736,073)		$1,095,651,215	98.96%

Other Assets, Less Liabilities		$11,505,307	1.04%

Net Assets		$1,107,156,522	100.00%

ADR	-	American Depository Receipt

(1)		Major Capitalization is defined as market value of $5 billion or more. Small & Mid Capitalization is defined as market value less than $5 billion.

(2)		Non-income producing security.

(3)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(4)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of May 31, 2009. Net income allocated from the investment in Cash Management Portfolio for the fiscal year to date ended May 31, 2009 was $207,498.

2

The Portfolio did not have any open financial instruments at May 31, 2009.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at May 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,155,655,248

Gross unrealized appreciation	$126,234,282
Gross unrealized depreciation	(186,238,315)

Net unrealized depreciation	$(60,004,033)

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective September 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

		Investments in
	Valuation Inputs	Securities
Level 1	Quoted Prices	$854,313,479
Level 2	Other Significant Observable Inputs	241,337,723
Level 3	Significant Unobservable Inputs	13

Total		$1,095,651,215

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in
Securities
Balance as of August 31, 2008	$269
Realized gains (losses)	—
Change in net unrealized appreciation (depreciation)	(256)
Net purchases (sales)	—
Net transfers to (from) Level 3	—

Balance as of May 31, 2009	$13

Change in net unrealized appreciation (depreciation) on investments still held as of May 31, 2009	$(256)

For information on the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

3

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Worldwide Health Sciences Portfolio

By:	/s/ Samuel D. Isaly

Samuel D. Isaly
President

Date:	July 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Samuel D. Isaly

Samuel D. Isaly
President

Date:	July 24, 2009

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	July 24, 2009